Filed with the Securities and Exchange Commission on October 29, 2019

Securities Act of 1933 File No. 333-141120

Investment Company Act of 1940 File No. 811-22027

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 217	[X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 223	[X]

(Check Appropriate Box or Boxes)

FUNDVANTAGE TRUST

(Exact Name of Registrant as Specified in Charter)

301 Bellevue Parkway, Wilmington, DE 19809

(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code: (856) 528-3500

Joel L. Weiss

JW Fund Management LLC

100 Springdale Road, Suite A3-416

Cherry Hill, NJ 08003

(Name and Address of Agent for Service)

Copies to:

Joseph V. Del Raso, Esq.

Pepper Hamilton LLP

3000 Two Logan Square

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

[_]       immediately upon filing pursuant to paragraph (b)

[X]       on November 25, 2019 pursuant to paragraph (b)

[_]       60 days after filing pursuant to paragraph (a)(1)

[_]       on (date) pursuant to paragraph (a)(1)

[_]       75 days after filing pursuant to paragraph (a)(2)

[_]       on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Explanatory note

Post-Effective Amendment No. 212 to the Registration Statement on Form N-1A (“Amendment No. 212”) for FundVantage Trust (the “Registrant”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on August 16, 2019, to register the Catenary V-Alternative Fund as a new series of the Registrant. This Post-Effective Amendment No. 217 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 25, 2019, as the new date upon which Amendment No. 212 shall become effective. This Post-Effective Amendment No. 217 incorporates by reference Parts A, B and C contained in Amendment No. 212.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 217 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 217 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, State of Delaware on the 29th day of October, 2019.

FUNDVANTAGE TRUST
By:	/s/ Joel Weiss
Joel Weiss, President and CEO

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 217 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert J. Christian*	Trustee	October 29, 2019
Robert J. Christian

/s/ Iqbal Mansur*	Trustee	October 29, 2019
Iqbal Mansur

/s/ Nicholas M. Marsini, Jr.*	Trustee	October 29, 2019
Nicholas M. Marsini, Jr.

/s/ Nancy B. Wolcott*	Trustee	October 29, 2019
Nancy B. Wolcott

/s/ Stephen M. Wynne*	Trustee	October 29, 2019
Stephen M. Wynne

/s/ T. Richard Keyes	Treasurer and CFO	October 29, 2019
T. Richard Keyes

/s/ Joel Weiss	President and CEO	October 29, 2019
Joel Weiss

* By:	/s/ Joel Weiss
Joel Weiss
Attorney-in-Fact